American Century Investments®
Quarterly Portfolio Holdings
American Century® Select High Yield ETF (AHYB)
May 31, 2022

American Century Select High Yield ETF - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 95.2%
Aerospace and Defense — 1.7%
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	50,000	50,488
TransDigm, Inc., 6.25%, 3/15/26(1)	125,000	127,310
TransDigm, Inc., 6.375%, 6/15/26	75,000	74,569
TransDigm, Inc., 7.50%, 3/15/27	50,000	50,973
TransDigm, Inc., 5.50%, 11/15/27	200,000	191,737
TransDigm, Inc., 4.875%, 5/1/29	50,000	44,979
		540,056
Air Freight and Logistics — 0.2%
Western Global Airlines LLC, 10.375%, 8/15/25(1)	50,000	50,719
Airlines — 1.6%
Air Canada, 3.875%, 8/15/26(1)	50,000	46,671
American Airlines, Inc., 11.75%, 7/15/25(1)	150,000	170,475
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	75,000	74,273
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	75,000	80,294
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	50,000	49,722
United Airlines, Inc., 4.375%, 4/15/26(1)	50,000	48,328
United Airlines, Inc., 4.625%, 4/15/29(1)	50,000	46,975
		516,738
Auto Components — 1.7%
Adient Global Holdings Ltd., 4.875%, 8/15/26(1)	200,000	186,400
Clarios Global LP, 6.75%, 5/15/25(1)	50,000	50,422
Goodyear Tire & Rubber Co., 9.50%, 5/31/25	75,000	78,516
Goodyear Tire & Rubber Co., 5.00%, 5/31/26(2)	75,000	73,687
Patrick Industries, Inc., 4.75%, 5/1/29(1)	50,000	40,220
Tenneco, Inc., 5.00%, 7/15/26	125,000	117,429
		546,674
Automobiles — 1.7%
Ford Motor Co., 9.00%, 4/22/25	75,000	84,141
Ford Motor Co., 3.25%, 2/12/32	50,000	42,345
Ford Motor Credit Co. LLC, 4.13%, 8/4/25	200,000	195,215
Ford Motor Credit Co. LLC, 5.11%, 5/3/29(2)	200,000	195,212
PM General Purchaser LLC, 9.50%, 10/1/28(1)	50,000	42,081
		558,994
Beverages — 0.1%
Primo Water Holdings, Inc., 4.375%, 4/30/29(1)	50,000	43,897
Building Products — 1.3%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	125,000	111,646
Griffon Corp., 5.75%, 3/1/28	75,000	72,508
Masonite International Corp., 3.50%, 2/15/30(1)	50,000	43,365
PGT Innovations, Inc., 4.375%, 10/1/29(1)	50,000	44,832
Standard Industries, Inc., 4.375%, 7/15/30(1)	100,000	90,250
Standard Industries, Inc., 3.375%, 1/15/31(1)	50,000	42,045
		404,646
Capital Markets — 1.4%
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	50,000	45,199
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24	75,000	74,895
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26	75,000	75,481
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	125,000	120,893

LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	50,000	42,713
MSCI, Inc., 3.625%, 9/1/30(1)	100,000	91,740
		450,921
Chemicals — 2.6%
Avient Corp., 5.75%, 5/15/25(1)	50,000	50,607
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	150,000	150,283
FXI Holdings, Inc., 12.25%, 11/15/26(1)	50,000	49,640
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	75,000	73,640
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	50,000	48,724
Olin Corp., 5.00%, 2/1/30	50,000	48,838
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)(2)	50,000	46,537
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)(2)	50,000	44,854
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	75,000	71,482
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 4/1/29(1)(2)	50,000	41,845
Tronox, Inc., 4.625%, 3/15/29(1)	50,000	45,936
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	125,000	117,002
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	50,000	41,125
		830,513
Commercial Services and Supplies — 1.6%
ADT Security Corp., 4.125%, 8/1/29(1)	50,000	44,567
ADT Security Corp., 4.875%, 7/15/32(1)	75,000	65,317
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	75,000	74,461
Brink's Co., 4.625%, 10/15/27(1)	75,000	71,196
Matthews International Corp., 5.25%, 12/1/25(1)	125,000	119,453
Metis Merger Sub LLC, 6.50%, 5/15/29(1)	50,000	41,980
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/27(1)	50,000	44,826
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 1/15/28(1)	50,000	46,128
		507,928
Communications Equipment — 0.2%
CommScope, Inc., 6.00%, 3/1/26(1)	75,000	73,444
Construction and Engineering — 0.5%
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	175,000	155,193
Construction Materials — 0.8%
Cemex SAB de CV, 5.20%, 9/17/30(1)	200,000	188,120
SRM Escrow Issuer LLC, 6.00%, 11/1/28(1)	75,000	70,151
		258,271
Consumer Finance — 1.7%
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)(3)	150,000	121,388
Navient Corp., 7.25%, 9/25/23	70,000	71,736
Navient Corp., 5.875%, 10/25/24	50,000	50,263
Navient Corp., 6.75%, 6/25/25	50,000	50,390
Navient Corp., 5.50%, 3/15/29	50,000	43,756
OneMain Finance Corp., 6.125%, 3/15/24	75,000	75,853
OneMain Finance Corp., 6.875%, 3/15/25	125,000	127,192
		540,578
Containers and Packaging — 2.1%
Ball Corp., 3.125%, 9/15/31	50,000	43,750
Berry Global, Inc., 4.50%, 2/15/26(1)(2)	75,000	73,309
Berry Global, Inc., 4.875%, 7/15/26(1)	50,000	49,233
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	125,000	123,617
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	75,000	72,619
OI European Group BV, 4.75%, 2/15/30(1)	50,000	44,033
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	150,000	151,832
Sealed Air Corp., 5.125%, 12/1/24(1)	75,000	75,545

TriMas Corp., 4.125%, 4/15/29(1)	50,000	45,112
		679,050
Distributors — 0.3%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	50,000	45,578
Performance Food Group, Inc., 4.25%, 8/1/29(1)	50,000	44,522
		90,100
Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)(2)	39,000	36,246
Service Corp. International, 3.375%, 8/15/30	50,000	43,825
Service Corp. International, 4.00%, 5/15/31	50,000	46,563
		126,634
Diversified Financial Services — 0.5%
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	50,000	46,989
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	75,000	70,698
Paysafe Finance PLC / Paysafe Holdings US Corp., 4.00%, 6/15/29(1)(2)	50,000	39,110
		156,797
Diversified Telecommunication Services — 3.3%
Altice France SA, 5.125%, 7/15/29(1)	200,000	174,960
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/1/26(1)	200,000	192,191
Embarq Corp., 8.00%, 6/1/36	75,000	63,324
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	100,000	87,946
Lumen Technologies, Inc., 6.75%, 12/1/23	75,000	76,964
Lumen Technologies, Inc., 7.50%, 4/1/24	50,000	51,860
Lumen Technologies, Inc., 5.125%, 12/15/26(1)	75,000	69,510
Lumen Technologies, Inc., 4.50%, 1/15/29(1)	50,000	41,172
Sprint Capital Corp., 8.75%, 3/15/32	75,000	97,522
Telecom Italia Capital SA, 6.00%, 9/30/34	50,000	44,285
Telecom Italia Capital SA, 7.20%, 7/18/36	50,000	45,284
Telesat Canada / Telesat LLC, 6.50%, 10/15/27(1)	75,000	35,766
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	75,000	65,771
		1,046,555
Electric Utilities — 1.7%
FirstEnergy Corp., 4.40%, 7/15/27	50,000	49,693
FirstEnergy Corp., 5.35%, 7/15/47	50,000	46,520
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	75,000	72,297
NRG Energy, Inc., 6.625%, 1/15/27	50,000	51,426
NRG Energy, Inc., 3.625%, 2/15/31(1)	50,000	44,080
PG&E Corp., 5.00%, 7/1/28(2)	50,000	47,311
PG&E Corp., 5.25%, 7/1/30	50,000	46,218
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	75,000	75,136
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	75,000	73,468
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	50,000	46,704
		552,853
Electrical Equipment — 0.5%
Atkore, Inc., 4.25%, 6/1/31(1)	75,000	68,627
WESCO Distribution, Inc., 7.125%, 6/15/25(1)	25,000	25,987
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	50,000	52,564
		147,178
Electronic Equipment, Instruments and Components — 0.8%
Imola Merger Corp., 4.75%, 5/15/29(1)	150,000	141,006
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	125,000	119,008
		260,014
Energy Equipment and Services — 1.2%
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	50,000	49,671
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	75,000	73,257

Bristow Group, Inc., 6.875%, 3/1/28(1)	75,000	71,320
Precision Drilling Corp., 6.875%, 1/15/29(1)	50,000	48,341
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	15,161	14,526
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	23,438	22,310
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27	50,000	48,258
Weatherford International Ltd., 8.625%, 4/30/30(1)	50,000	47,890
		375,573
Entertainment — 0.9%
Cinemark USA, Inc., 5.875%, 3/15/26(1)(2)	50,000	47,574
Cinemark USA, Inc., 5.25%, 7/15/28(1)(2)	50,000	45,015
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	75,000	71,727
Playtika Holding Corp., 4.25%, 3/15/29(1)	50,000	43,901
WMG Acquisition Corp., 3.875%, 7/15/30(1)	50,000	46,087
WMG Acquisition Corp., 3.00%, 2/15/31(1)(2)	50,000	42,925
		297,229
Equity Real Estate Investment Trusts (REITs) — 4.0%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 4/1/27(1)	50,000	46,749
CTR Partnership LP / CareTrust Capital Corp., 3.875%, 6/30/28(1)	50,000	45,626
Diversified Healthcare Trust, 9.75%, 6/15/25	75,000	78,837
Diversified Healthcare Trust, 4.375%, 3/1/31	50,000	39,326
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/26(1)	50,000	46,328
Iron Mountain, Inc., 5.25%, 3/15/28(1)	150,000	146,061
Iron Mountain, Inc., 4.875%, 9/15/29(1)	75,000	71,025
Iron Mountain, Inc., 4.50%, 2/15/31(1)	50,000	44,922
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	75,000	70,949
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.50%, 6/1/25(1)	75,000	77,898
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/1/28(1)	50,000	49,479
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	50,000	48,224
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	50,000	45,376
SBA Communications Corp., 3.875%, 2/15/27	125,000	122,381
Service Properties Trust, 4.35%, 10/1/24	75,000	68,554
Service Properties Trust, 5.25%, 2/15/26	50,000	42,582
Service Properties Trust, 4.95%, 2/15/27(2)	75,000	62,480
Service Properties Trust, 4.95%, 10/1/29(2)	75,000	59,157
Service Properties Trust, 4.375%, 2/15/30	50,000	36,865
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.75%, 4/15/28(1)	50,000	44,765
VICI Properties LP / VICI Note Co., Inc., 4.625%, 6/15/25(1)	50,000	48,869
		1,296,453
Food and Staples Retailing — 0.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/27(1)	50,000	48,635
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.875%, 2/15/28(1)	50,000	49,101
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(1)	50,000	43,590
		141,326
Food Products — 1.1%
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.875%, 9/1/25(1)	50,000	46,279
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.50%, 4/15/29(1)	75,000	76,216
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(1)	75,000	72,848
Pilgrim's Pride Corp., 5.875%, 9/30/27(1)	75,000	76,872
Post Holdings, Inc., 5.75%, 3/1/27(1)	28,000	28,602
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, Inc., 4.625%, 3/1/29(1)	50,000	45,057
		345,874
Health Care Equipment and Supplies — 0.5%
Avantor Funding, Inc., 3.875%, 11/1/29(1)	50,000	46,484
Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(1)	75,000	67,804

Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(1)(2)	50,000	44,355
		158,643
Health Care Providers and Services — 4.7%
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(1)	50,000	44,981
Centene Corp., 4.25%, 12/15/27	50,000	49,826
Centene Corp., 4.625%, 12/15/29	76,000	75,010
Centene Corp., 3.375%, 2/15/30	50,000	45,955
Centene Corp., 3.00%, 10/15/30	50,000	44,555
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	75,000	75,285
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	50,000	46,664
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)(2)	50,000	50,100
CHS / Community Health Systems, Inc., 4.75%, 2/15/31(1)	50,000	40,429
DaVita, Inc., 4.625%, 6/1/30(1)	150,000	130,608
DaVita, Inc., 3.75%, 2/15/31(1)	50,000	41,080
HCA, Inc., 5.375%, 2/1/25	75,000	77,625
HCA, Inc., 5.875%, 2/15/26	50,000	52,563
HCA, Inc., 5.375%, 9/1/26	75,000	78,190
HCA, Inc., 5.625%, 9/1/28	125,000	131,257
HealthEquity, Inc., 4.50%, 10/1/29(1)	50,000	46,687
Legacy LifePoint Health LLC, 6.75%, 4/15/25(1)	50,000	51,065
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	50,000	45,617
Owens & Minor, Inc., 4.50%, 3/31/29(1)(2)	50,000	45,298
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	150,000	149,854
Tenet Healthcare Corp., 6.25%, 2/1/27(1)	75,000	75,096
Tenet Healthcare Corp., 5.125%, 11/1/27(1)	50,000	49,687
Tenet Healthcare Corp., 4.25%, 6/1/29(1)	50,000	47,045
		1,494,477
Hotels, Restaurants and Leisure — 8.4%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	50,000	47,118
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30(1)	125,000	110,375
Affinity Gaming, 6.875%, 12/15/27(1)	125,000	111,361
Aramark Services, Inc., 6.375%, 5/1/25(1)	125,000	128,262
Caesars Entertainment, Inc., 6.25%, 7/1/25(1)	50,000	50,711
Carnival Corp., 10.50%, 2/1/26(1)	75,000	80,869
Carnival Corp., 7.625%, 3/1/26(1)(2)	75,000	70,458
Carnival Corp., 5.75%, 3/1/27(1)	175,000	155,570
Carnival Corp., 9.875%, 8/1/27(1)	50,000	53,094
Carnival Corp., 4.00%, 8/1/28(1)	50,000	45,399
Carnival Corp., 6.00%, 5/1/29(1)	100,000	84,673
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	75,000	68,379
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 7.00%, 8/15/28(1)(2)	50,000	32,092
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	50,000	51,049
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30	50,000	49,140
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	50,000	43,450
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29(1)	75,000	69,843
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.875%, 7/1/31(1)	50,000	44,161
Life Time, Inc., 8.00%, 4/15/26(1)(2)	125,000	122,866
MGM Resorts International, 6.75%, 5/1/25	100,000	101,842
MGM Resorts International, 4.75%, 10/15/28	50,000	45,625
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	50,000	42,367
Mohegan Gaming & Entertainment, 8.00%, 2/1/26(1)	75,000	69,469
NCL Corp. Ltd., 3.625%, 12/15/24(1)	75,000	67,456
NCL Corp. Ltd., 5.875%, 3/15/26(1)	50,000	45,135
NCL Corp. Ltd., 5.875%, 2/15/27(1)	49,000	45,732
NCL Finance Ltd., 6.125%, 3/15/28(1)	50,000	42,129

Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.625%, 9/1/29(1)	50,000	39,740
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.875%, 9/1/31(1)	50,000	39,254
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22(2)	50,000	50,218
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	25,000	21,273
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	75,000	68,766
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	50,000	39,092
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	150,000	126,856
Scientific Games International, Inc., 7.25%, 11/15/29(1)	50,000	49,770
Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	50,000	41,078
Travel + Leisure Co., 6.625%, 7/31/26(1)	50,000	51,453
Viking Cruises Ltd., 6.25%, 5/15/25(1)	75,000	67,090
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	75,000	64,639
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	100,000	97,732
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.75%, 4/15/25(1)	50,000	51,009
		2,686,595
Household Durables — 2.2%
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 4/1/30(1)	50,000	42,218
Beazer Homes USA, Inc., 6.75%, 3/15/25	75,000	73,829
Beazer Homes USA, Inc., 5.875%, 10/15/27(2)	50,000	44,469
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.00%, 6/15/29(1)	75,000	63,540
Century Communities, Inc., 6.75%, 6/1/27	125,000	127,337
KB Home, 4.00%, 6/15/31	50,000	43,312
Mattamy Group Corp., 4.625%, 3/1/30(1)	50,000	41,951
Newell Brands, Inc., 4.45%, 4/1/26	75,000	74,784
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(1)	50,000	46,198
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)(2)	50,000	43,738
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)(2)	50,000	41,778
Tri Pointe Homes, Inc., 5.25%, 6/1/27	75,000	71,628
		714,782
Independent Power and Renewable Electricity Producers — 1.1%
Calpine Corp., 5.25%, 6/1/26(1)	37,000	36,159
Calpine Corp., 4.50%, 2/15/28(1)	75,000	71,791
Calpine Corp., 5.125%, 3/15/28(1)	75,000	70,137
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	75,000	71,720
Sunnova Energy Corp., 5.875%, 9/1/26(1)(2)	50,000	44,984
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	50,000	48,055
		342,846
Insurance — 0.2%
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 2/15/29(1)	75,000	66,539
Interactive Media and Services — 0.4%
Rackspace Technology Global, Inc., 3.50%, 2/15/28(1)	50,000	43,730
Twitter, Inc., 5.00%, 3/1/30(1)(2)	50,000	49,688
Ziff Davis, Inc., 4.625%, 10/15/30(1)	50,000	43,770
		137,188
Internet and Direct Marketing Retail — 0.3%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 3/1/29(1)	25,000	23,118
Match Group Holdings II LLC, 3.625%, 10/1/31(1)(2)	50,000	42,611
Millennium Escrow Corp., 6.625%, 8/1/26(1)	50,000	44,070
		109,799
IT Services — 0.3%
CDW LLC / CDW Finance Corp., 4.125%, 5/1/25	50,000	49,500
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	50,000	48,966
		98,466
Leisure Products — 0.2%
Mattel, Inc., 5.45%, 11/1/41	50,000	48,154

Machinery — 0.3%
Hillenbrand, Inc., 3.75%, 3/1/31	50,000	44,128
Terex Corp., 5.00%, 5/15/29(1)	50,000	46,653
		90,781
Marine — 0.2%
Seaspan Corp., 5.50%, 8/1/29(1)	75,000	67,220
Media — 9.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	75,000	74,022
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	75,000	72,953
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	75,000	69,295
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	125,000	113,054
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	125,000	110,473
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32	200,000	176,230
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	100,000	86,187
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)	50,000	46,035
CSC Holdings LLC, 6.50%, 2/1/29(1)	200,000	197,293
CSC Holdings LLC, 5.75%, 1/15/30(1)	250,000	209,400
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	125,000	118,091
DISH DBS Corp., 5.00%, 3/15/23	75,000	73,635
DISH DBS Corp., 7.75%, 7/1/26	75,000	64,256
DISH DBS Corp., 5.25%, 12/1/26(1)	75,000	63,594
DISH DBS Corp., 5.75%, 12/1/28(1)	25,000	20,453
DISH DBS Corp., 5.125%, 6/1/29	50,000	35,374
GCI LLC, 4.75%, 10/15/28(1)	50,000	45,332
Gray Television, Inc., 7.00%, 5/15/27(1)(2)	125,000	126,542
Gray Television, Inc., 4.75%, 10/15/30(1)	50,000	44,023
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	50,000	47,136
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	50,000	45,153
Lamar Media Corp., 3.75%, 2/15/28	50,000	47,000
Lamar Media Corp., 4.875%, 1/15/29	50,000	49,236
Lamar Media Corp., 4.00%, 2/15/30	50,000	46,415
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	50,000	43,391
News Corp., 3.875%, 5/15/29(1)	75,000	69,490
Nexstar Media, Inc., 5.625%, 7/15/27(1)	50,000	49,938
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	100,000	93,755
Quebecor Media, Inc., 5.75%, 1/15/23	50,000	50,601
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	50,000	44,001
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)(2)	75,000	61,213
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	50,000	42,631
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)(2)	25,000	23,455
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	75,000	74,634
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	75,000	69,662
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	50,000	49,727
Sirius XM Radio, Inc., 3.875%, 9/1/31(1)	50,000	44,039
Univision Communications, Inc., 5.125%, 2/15/25(1)	75,000	74,158
Univision Communications, Inc., 6.625%, 6/1/27(1)	50,000	50,596
Videotron Ltd., 3.625%, 6/15/29(1)(2)	50,000	42,878
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(1)	200,000	196,929
		3,062,280
Metals and Mining — 2.2%
Allegheny Technologies, Inc., 4.875%, 10/1/29	25,000	22,562
Allegheny Technologies, Inc., 5.125%, 10/1/31	50,000	45,164
Arconic Corp., 6.00%, 5/15/25(1)	50,000	51,250
Arconic Corp., 6.125%, 2/15/28(1)	50,000	49,110

Carpenter Technology Corp., 6.375%, 7/15/28	50,000	49,075
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)(2)	25,000	23,287
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	50,000	47,265
Coeur Mining, Inc., 5.125%, 2/15/29(1)	50,000	40,595
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	50,000	47,347
Freeport-McMoRan, Inc., 4.25%, 3/1/30	75,000	71,022
IAMGOLD Corp., 5.75%, 10/15/28(1)	50,000	35,219
Novelis Corp., 4.75%, 1/30/30(1)	125,000	118,774
PT FMG Resources August 2006 Pty Ltd., 4.375%, 4/1/31(1)	50,000	44,637
Taseko Mines Ltd., 7.00%, 2/15/26(1)	50,000	48,114
		693,421
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)	50,000	45,750
Multiline Retail — 0.1%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)(2)	50,000	47,164
Oil, Gas and Consumable Fuels — 15.9%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26(1)	50,000	51,115
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.875%, 5/15/26(1)	50,000	53,002
Apache Corp., 4.25%, 1/15/30(2)	50,000	48,393
Apache Corp., 5.10%, 9/1/40	75,000	70,074
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/1/26(1)	75,000	75,291
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 6/30/29(1)	50,000	47,967
Cheniere Energy Partners LP, 4.00%, 3/1/31	175,000	162,110
Cheniere Energy, Inc., 4.625%, 10/15/28	50,000	48,641
Citgo Holding, Inc., 9.25%, 8/1/24(1)(2)	50,000	49,804
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	50,000	50,237
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	50,000	49,353
CNX Resources Corp., 7.25%, 3/14/27(1)	75,000	78,585
Comstock Resources, Inc., 6.75%, 3/1/29(1)	50,000	50,015
Comstock Resources, Inc., 5.875%, 1/15/30(1)	50,000	47,802
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	50,000	49,686
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29(1)	50,000	47,276
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	125,000	126,127
DCP Midstream Operating LP, 5.375%, 7/15/25	125,000	128,277
DCP Midstream Operating LP, 5.125%, 5/15/29	75,000	75,181
DCP Midstream Operating LP, 3.25%, 2/15/32	50,000	43,044
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	50,000	48,611
EnLink Midstream Partners LP, 4.85%, 7/15/26(2)	75,000	75,585
EnLink Midstream Partners LP, 5.60%, 4/1/44	75,000	61,014
EnLink Midstream Partners LP, 5.45%, 6/1/47	75,000	60,212
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	50,000	50,621
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	50,000	50,062
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	50,000	44,427
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	50,000	43,472
EQT Corp., 3.90%, 10/1/27(2)	75,000	72,398
EQT Corp., 7.50%, 2/1/30	50,000	55,630
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27	125,000	123,512
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	50,000	48,265
Harvest Midstream I LP, 7.50%, 9/1/28(1)	75,000	75,375
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	75,000	76,668
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	50,000	49,483
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 2/1/31(1)	50,000	48,913
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/28(1)	50,000	47,106

ITT Holdings LLC, 6.50%, 8/1/29(1)	50,000	42,930
Laredo Petroleum, Inc., 9.50%, 1/15/25	75,000	77,881
Matador Resources Co., 5.875%, 9/15/26	75,000	75,841
MEG Energy Corp., 7.125%, 2/1/27(1)	50,000	52,391
MEG Energy Corp., 5.875%, 2/1/29(1)	75,000	74,985
Murphy Oil Corp., 5.75%, 8/15/25	125,000	127,148
Murphy Oil Corp., 5.875%, 12/1/27(2)	50,000	50,617
Murphy Oil Corp., 6.375%, 7/15/28	50,000	51,400
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26(1)	75,000	70,406
Northern Oil and Gas, Inc., 8.125%, 3/1/28(1)	50,000	51,240
Occidental Petroleum Corp., 5.50%, 12/1/25	50,000	51,869
Occidental Petroleum Corp., 3.40%, 4/15/26	50,000	48,750
Occidental Petroleum Corp., 8.50%, 7/15/27	75,000	87,166
Occidental Petroleum Corp., 6.375%, 9/1/28	50,000	54,137
Occidental Petroleum Corp., 8.875%, 7/15/30	75,000	93,766
Occidental Petroleum Corp., 6.625%, 9/1/30	50,000	56,115
Occidental Petroleum Corp., 6.125%, 1/1/31	50,000	54,312
Occidental Petroleum Corp., 7.50%, 5/1/31	50,000	60,015
Occidental Petroleum Corp., 4.40%, 4/15/46	50,000	45,113
Occidental Petroleum Corp., 4.10%, 2/15/47	75,000	64,875
Parkland Corp., 5.875%, 7/15/27(1)	50,000	49,080
PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 5/15/25(1)	50,000	52,061
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28(2)	50,000	44,415
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23(2)	75,000	74,392
Penn Virginia Escrow LLC, 9.25%, 8/15/26(1)	50,000	50,672
Range Resources Corp., 8.25%, 1/15/29	50,000	54,247
Rockcliff Energy II LLC, 5.50%, 10/15/29(1)	50,000	47,358
SM Energy Co., 6.75%, 9/15/26	75,000	76,006
Southwestern Energy Co., 5.375%, 2/1/29	50,000	50,415
Southwestern Energy Co., 5.375%, 3/15/30	50,000	50,684
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	50,000	51,115
Sunoco LP / Sunoco Finance Corp., 4.50%, 4/30/30(1)	50,000	45,563
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	50,000	45,146
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	50,000	44,183
Talos Production, Inc., 12.00%, 1/15/26	50,000	54,093
Tap Rock Resources LLC, 7.00%, 10/1/26(1)	50,000	49,799
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 7/15/27	50,000	51,996
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	125,000	122,721
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.875%, 2/1/31	50,000	47,997
Teine Energy Ltd., 6.875%, 4/15/29(1)	50,000	49,745
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29(1)	100,000	94,763
Viper Energy Partners LP, 5.375%, 11/1/27(1)	75,000	74,791
Western Midstream Operating LP, 3.60%, 2/1/25	75,000	73,434
Western Midstream Operating LP, 5.75%, 2/1/50	75,000	66,786
		5,095,753
Personal Products — 0.3%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	50,000	48,750
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	50,000	45,532
		94,282
Pharmaceuticals — 2.0%
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)(2)	75,000	59,711
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	100,000	85,145
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	75,000	51,363
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	50,000	32,000

Bausch Health Cos., Inc., 5.00%, 2/15/29(1)	50,000	29,969
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	50,000	31,162
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	50,000	33,176
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	50,000	29,340
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/28(1)	75,000	5,250
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	200,000	192,555
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/25(1)	50,000	42,001
Par Pharmaceutical, Inc., 7.50%, 4/1/27(1)	75,000	58,819
		650,491
Professional Services — 0.2%
ASGN, Inc., 4.625%, 5/15/28(1)	75,000	70,387
Real Estate Management and Development — 0.9%
Cushman & Wakefield US Borrower LLC, 6.75%, 5/15/28(1)	75,000	75,615
Forestar Group, Inc., 3.85%, 5/15/26(1)	50,000	45,961
Howard Hughes Corp., 5.375%, 8/1/28(1)	50,000	48,834
Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)(2)	50,000	44,646
Realogy Group LLC / Realogy Co.-Issuer Corp., 5.25%, 4/15/30(1)	75,000	65,367
		280,423
Road and Rail — 1.4%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)(2)	75,000	72,765
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	50,000	45,469
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.375%, 3/1/29(1)(2)	50,000	45,845
Hertz Corp., 5.00%, 12/1/29(1)	50,000	43,970
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	50,000	45,211
Uber Technologies, Inc., 4.50%, 8/15/29(1)(2)	50,000	45,315
United Rentals North America, Inc., 4.875%, 1/15/28	50,000	49,940
United Rentals North America, Inc., 3.875%, 2/15/31	75,000	68,221
XPO Logistics, Inc., 6.25%, 5/1/25(1)	34,000	35,115
		451,851
Semiconductors and Semiconductor Equipment — 0.3%
ON Semiconductor Corp., 3.875%, 9/1/28(1)	50,000	47,562
Synaptics, Inc., 4.00%, 6/15/29(1)	50,000	45,128
		92,690
Software — 2.5%
Camelot Finance SA, 4.50%, 11/1/26(1)	50,000	47,502
Castle US Holding Corp., 9.50%, 2/15/28(1)	75,000	66,273
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	50,000	46,898
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	50,000	45,221
LogMeIn, Inc., 5.50%, 9/1/27(1)	50,000	40,118
NCR Corp., 5.75%, 9/1/27(1)	50,000	48,519
NCR Corp., 5.125%, 4/15/29(1)	75,000	71,625
NCR Corp., 6.125%, 9/1/29(1)	50,000	47,610
NCR Corp., 5.25%, 10/1/30(1)	75,000	69,078
Open Text Corp., 3.875%, 12/1/29(1)	75,000	68,752
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	50,000	46,325
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	50,000	45,220
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	75,000	75,150
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	100,000	88,125
		806,416
Specialty Retail — 2.3%
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	50,000	46,235
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)(2)	50,000	45,375
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	50,000	50,000
Bath & Body Works, Inc., 6.75%, 7/1/36	75,000	67,102

Ferrellgas LP / Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	50,000	45,978
Ferrellgas LP / Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	75,000	65,305
Gap, Inc., 3.875%, 10/1/31(1)	50,000	35,757
Lithia Motors, Inc., 3.875%, 6/1/29(1)	50,000	46,247
LSF9 Atlantis Holdings LLC / Victra Finance Corp., 7.75%, 2/15/26(1)	75,000	61,628
Michaels Cos., Inc., 7.875%, 5/1/29(1)(2)	50,000	35,915
Sonic Automotive, Inc., 4.875%, 11/15/31(1)(2)	50,000	43,375
Staples, Inc., 7.50%, 4/15/26(1)	125,000	115,669
Staples, Inc., 10.75%, 4/15/27(1)(2)	50,000	41,089
Superior Plus LP / Superior General Partner, Inc., 4.50%, 3/15/29(1)	50,000	46,800
		746,475
Technology Hardware, Storage and Peripherals — 0.4%
Seagate HDD Cayman, 3.375%, 7/15/31	50,000	43,035
Xerox Holdings Corp., 5.00%, 8/15/25(1)	50,000	49,127
Xerox Holdings Corp., 5.50%, 8/15/28(1)	50,000	45,615
		137,777
Thrifts and Mortgage Finance — 1.4%
Freedom Mortgage Corp., 8.125%, 11/15/24(1)	25,000	23,839
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	75,000	66,421
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	50,000	43,015
MGIC Investment Corp., 5.25%, 8/15/28	75,000	72,738
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	50,000	47,277
NMI Holdings, Inc., 7.375%, 6/1/25(1)	50,000	52,498
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	50,000	41,365
Radian Group, Inc., 4.875%, 3/15/27	50,000	48,652
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)(2)	50,000	44,015
		439,820
Trading Companies and Distributors — 0.6%
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(1)(2)	50,000	44,182
Fly Leasing Ltd., 7.00%, 10/15/24(1)	75,000	62,113
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/1/25(1)	50,000	48,963
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 5/1/28(1)	50,000	43,071
		198,329
Wireless Telecommunication Services — 1.9%
Sprint Corp., 7.875%, 9/15/23	75,000	78,654
Sprint Corp., 7.125%, 6/15/24	75,000	79,778
T-Mobile USA, Inc., 2.25%, 2/15/26	50,000	46,929
T-Mobile USA, Inc., 3.375%, 4/15/29(1)	50,000	46,396
T-Mobile USA, Inc., 3.375%, 4/15/29	50,000	46,397
T-Mobile USA, Inc., 3.50%, 4/15/31(1)	50,000	45,719
Vmed O2 UK Financing I PLC, 4.25%, 1/31/31(1)	200,000	177,320
Vodafone Group PLC, VRN, 7.00%, 4/4/79	75,000	78,712
		599,905
TOTAL CORPORATE BONDS (Cost $33,374,708)		30,522,912
PREFERRED STOCKS — 0.6%
Banks — 0.6%
Bank of America Corp., 6.25%	75,000	75,000
Citigroup, Inc., 4.70%	75,000	67,003
JPMorgan Chase & Co., 6.125%	50,000	49,478
TOTAL PREFERRED STOCKS (Cost $210,185)		191,481
SHORT-TERM INVESTMENTS — 8.4%
Money Market Funds — 8.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,302,514	1,302,514

State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,395,473	1,395,473
TOTAL SHORT-TERM INVESTMENTS (Cost $2,697,987)		2,697,987
TOTAL INVESTMENT SECURITIES — 104.2% (Cost $36,282,880)		33,412,380
OTHER ASSETS AND LIABILITIES — (4.2)%		(1,347,527)
TOTAL NET ASSETS — 100.0%		$32,064,853

NOTES TO SCHEDULE OF INVESTMENTS
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $21,341,509, which represented 66.6% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,370,543. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)The security's rate was paid in kind or a combination of cash and in kind at the last payment date.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,416,057, which includes securities collateral of $20,584.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	30,522,912	—
Preferred Stocks	—	191,481	—
Short-Term Investments	2,697,987	—	—
	2,697,987	30,714,393	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.